LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG TERM BANK LOANS
NOTE 14 – LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31 ,
			2018	2017
Due on August 30, 2019, collateral by the Company’s LUR	Anhui Commercial Bank (“ACB”) Hui Tong Branch	8.00%	$7,269,027	$7,652,046
Less: current portion			7,269,027	-
Long term bank loans, net			$-	$7,652,046

Interest expense, included in the financial expenses in the statement of operations, was $612,622, $600,663 and $225,900 for the years ended December 31, 2018, 2017 and 2016, respectively.